CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Billions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash and cash equivalents	$ 94	$ 43
Trade receivables and other (Note 5)	912	812
Inventory (Note 6)	269	376
Derivative financial instruments (Note 24)	87	14
Current assets	1,362	1,245
Non-current assets
Property, plant and equipment (Note 7)	15,518	18,193
Intangible assets and goodwill (Note 8)	6,131	6,238
Investments in equity accounted investees (Note 10)	7,370	4,622
Right-of-use assets (Note 13)	518	581
Finance lease receivables (Note 13)	219	211
Deferred tax assets (Note 11)	261	257
Derivative financial instruments (Note 24)	42	81
Other assets	54	28
Non-current assets	30,113	30,211
Total assets	31,475	31,456
Current liabilities
Trade payables and other	1,254	1,063
Loans and borrowings (Note 14)	600	1,000
Dividends payable	0	115
Lease liabilities	79	88
Contract liabilities (Note 17)	56	71
Derivative financial instruments (Note 24)	57	53
Current liabilities	2,046	2,390
Non-current liabilities
Loans and borrowings (Note 14)	9,405	9,645
Subordinated hybrid notes (Note 14)	595	594
Lease liabilities	596	635
Decommissioning provision (Note 15)	259	412
Contract liabilities (Note 17)	138	220
Deferred tax liabilities (Note 11)	2,507	3,011
Other liabilities	140	186
Non-current liabilities	13,640	14,703
Total liabilities	15,686	17,093
Equity
Attributable to shareholders	15,729	14,303
Attributable to non-controlling interest	60	60
Total equity	15,789	14,363
Total liabilities and equity	$ 31,475	$ 31,456